Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates' comprehensive income	Total accumulated comprehensive income (loss)
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive loss before reclassification (restated)	—	—	(4,360)	(4,360)
Amounts reclassified from accumulated other comprehensive income (restated)	—	383	—	383
Net current-period other comprehensive (loss) income (restated)	—	383	(4,360)	(3,977)
Transfer of additional paid in capital	—	(4,425)	—	(4,425)
Balance at September 30, 2015 (restated)	(15,251)	—	270	(14,981)

Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive income before reclassification	—	—	2,606	2,606
Net current-period other comprehensive income	—	—	2,606	2,606
Balance at September 30, 2016	(12,400)	—	2,414	(9,986)